Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 775,266	$ 135,274	$ 1,300,439	$ 1,406,005
Cost of Goods Sold	261,074	23,146	690,032	654,937
Gross Profit	514,193	112,128	610,407	751,068
General and Administrative
General and Administrative expense	92,935	102,381	488,177	480,812
Salaries	191,217	221,647	772,463	495,269
Travel	27,734	15,013	145,170	86,292
Professional Fees	64,853	45,742	155,241	111,318
Facility lease and Maintenance	88,962	86,210	346,454	363,643
Consulting	243,371	157,149	243,371	157,149
Bad Debt Expense				259,289
Consulting Engineering	25,803
Depreciation and Amortization	7,519	8,073	32,292	32,912
Total Expenses	499,023	479,066	2,183,167	1,986,684
Net Profit / (Loss) From Operations	15,169	(366,938)	(1,572,760)	(1,235,616)
Change in derivative liability	16,014	1,749,173	1,752,119	(1,270,099)
Gain / (Loss) on debt settlement and write down			868,502	399,181
Other Income	(9,335)
Interest and Financing fees	(132,470)	(313,651)	(769,369)	(1,329,230)
Net Profit / (Loss) Before Income Taxes	(110,623)	1,068,584	278,492	(3,435,764)
Income Tax Expense	(1,966)
Net Profit / (Loss)	(112,589)	1,068,584	278,492	(3,435,764)
Non-controlling interest			(19,059)
Net Profit / (Loss) attributable to Clean Energy Technologies, Inc.	(112,589)	1,068,584	$ 297,551	$ (3,435,764)
Other Comprehensive Item
Foreign Currency Translation Gain	4,562
Total Comprehensible Income / (Loss)	$ (108,027)	$ 1,068,584.00
Per Share Information:
Basic weighted average number of common shares outstanding and dilluted	952,293,421	853,322,779	900,774,064	767,861,170
Net Profit / (Loss) per common share basic and dilluted	$ (0.00)	$ 0.00	$ 0.00	$ (0.00)